Income Taxes (Details Narrative)	12 Months Ended
Dec. 31, 2022 USD ($)
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, Percent	21.00%
Operating Loss Carryforwards	$ 6,755,942